Share-Based Compensation - Activity Related to Stock Options (Detail) - Stock Option Awards - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of shares
Balance at beginning of the period (in shares)	867,682	1,072,829	1,236,075
Granted (in shares)	82,001	77,434	75,722
Exercised (in shares)	(119,917)	(267,421)	(200,748)
Forfeited or expired (in shares)	(15,989)	(15,160)	(38,220)
Balance at end of the period (in shares)	813,777	867,682	1,072,829
Exercisable at period end (in shares)	546,842	562,752	707,934
Weighted Average Exercise Price
Balance at beginning of the period (in usd per share)	$ 55.92	$ 53.47	$ 51.48
Granted (in usd per share)	62.50	65.31	52.36
Exercised (in usd per share)	51.71	48.57	40.35
Forfeited or expired (in usd per share)	66.52	60.38	55.87
Balance at end of the period (in usd per share)	56.99	55.92	53.47
Exercisable at period end (in usd per share)	$ 56.54	$ 55.92	$ 53.54
Aggregate Intrinsic Value (Dollars in thousands)
Exercised (in usd)	$ 1,516	$ 4,612	$ 2,740
Balance at end of period (in usd)	1,061
Exercisable at period end (in usd)	$ 665
Weighted Average Remaining Contract Life (in years)
Weighted average remaining contract life at period end (in years)	5 years 1 month 6 days
Exercisable at period end (in years)	3 years 10 months 24 days